Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of June 30, 2022 and December 31, 2021 consisted of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Computer equipment	$85,495	$85,495
Furniture, fixture, and office and medical equipment	298,738	264,123
Leasehold improvements	542,514	542,514
Laboratory equipment	4,273,465	4,179,064
Motor vehicle under finance leases	239,093	239,093
Assets in construction	1,899,169	1,899,169
	7,338,474	7,209,458
Less: accumulated depreciation	4,006,976	3,478,342
Property, plant and equipment, net	$3,331,498	$3,731,116

Depreciation expenses for property, plant and equipment amounted to $528,634 and $543,152 for the six months ended June 30, 2022 and 2021, respectively.

During the six months ended June 30, 2022 and 2021, no impairment loss or gain or loss from disposal was recorded.